Schedule III Real Estate Investments and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation
Encumbrances	$ 507,956,000
Initial Cost to Company, Land	181,447,000
Initial Cost to Company, Buildings Improvements and Fixtures	1,988,956,000
Cost Capitalized Subsequent to Acquisition	57,361,000	[1]
Gross Amount at Which Carried at Close of Period, Land	183,651,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	2,044,113,000
Gross Amount at Which Carried at Close of Period, Total	2,227,764,000	[2]
Accumulated Depreciation	(235,157,000)	[3]
Reconciliation of Carrying Amount of Real Estate Investments
Balance as of the beginning of the year	1,971,254,000		1,902,586,000	1,206,478,000
Acquisitions	239,403,000		55,017,000	683,055,000
Additions	18,761,000		19,157,000	13,358,000
Dispositions	(1,654,000)		(5,506,000)	(305,000)
Balance as of the end of the year	2,227,764,000		1,971,254,000	1,902,586,000
Real estate, aggregate cost for income taxes purposes	2,600,000,000
Reconciliation of Real Estate Accumulated Depreciation
Balance as of the beginning of the year	164,783,000		105,123,000	56,689,000
Additions	72,028,000		65,158,000	48,737,000
Dispositions	(1,654,000)		(5,498,000)	(303,000)
Balance as of the end of the year	235,157,000		164,783,000	105,123,000
Tenant Improvements | Minimum
Real Estate and Accumulated Depreciation
Life on Which Depreciation in Income Statement is Computed	1 month	[4]
Tenant Improvements | Maximum
Real Estate and Accumulated Depreciation
Life on Which Depreciation in Income Statement is Computed	240 months	[4]
Furniture, Fixtures and Equipment
Real Estate and Accumulated Depreciation
Life on Which Depreciation in Income Statement is Computed	5 years	[4]
Southpointe Office Parke and Epler Parke (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	12,008,000
Initial Cost to Company, Land	3,746,000
Initial Cost to Company, Buildings Improvements and Fixtures	14,476,000
Cost Capitalized Subsequent to Acquisition	758,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,746,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	15,234,000
Gross Amount at Which Carried at Close of Period, Total	18,980,000	[2]
Accumulated Depreciation	(3,185,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Crawfordsville Medical Office Park and Athens Surgery Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	4,158,000
Initial Cost to Company, Land	699,000
Initial Cost to Company, Buildings Improvements and Fixtures	5,474,000
Cost Capitalized Subsequent to Acquisition	150,000	[1]
Gross Amount at Which Carried at Close of Period, Land	699,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	5,624,000
Gross Amount at Which Carried at Close of Period, Total	6,323,000	[2]
Accumulated Depreciation	(1,151,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
The Gallery Professional Building (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	5,873,000
Initial Cost to Company, Land	1,157,000
Initial Cost to Company, Buildings Improvements and Fixtures	5,009,000
Cost Capitalized Subsequent to Acquisition	3,188,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,157,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	8,197,000
Gross Amount at Which Carried at Close of Period, Total	9,354,000	[2]
Accumulated Depreciation	(2,115,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Lenox Office Park, Building G (Office)
Real Estate and Accumulated Depreciation
Encumbrances	11,735,000
Initial Cost to Company, Land	1,670,000
Initial Cost to Company, Buildings Improvements and Fixtures	13,626,000
Cost Capitalized Subsequent to Acquisition	(853,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	1,670,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,773,000
Gross Amount at Which Carried at Close of Period, Total	14,443,000	[2]
Accumulated Depreciation	(2,300,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Commons V Medical Office Building (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	9,376,000
Initial Cost to Company, Land	4,173,000
Initial Cost to Company, Buildings Improvements and Fixtures	9,070,000
Cost Capitalized Subsequent to Acquisition	178,000	[1]
Gross Amount at Which Carried at Close of Period, Land	4,173,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	9,248,000
Gross Amount at Which Carried at Close of Period, Total	13,421,000	[2]
Accumulated Depreciation	(1,567,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Yorktown Medical Center and Shakerag Medical Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	13,091,000
Initial Cost to Company, Land	3,545,000
Initial Cost to Company, Buildings Improvements and Fixtures	15,792,000
Cost Capitalized Subsequent to Acquisition	2,622,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,545,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	18,414,000
Gross Amount at Which Carried at Close of Period, Total	21,959,000	[2]
Accumulated Depreciation	(3,506,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Thunderbird Medical Plaza (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	13,357,000
Initial Cost to Company, Land	3,842,000
Initial Cost to Company, Buildings Improvements and Fixtures	19,680,000
Cost Capitalized Subsequent to Acquisition	3,253,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,842,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	22,933,000
Gross Amount at Which Carried at Close of Period, Total	26,775,000	[2]
Accumulated Depreciation	(4,676,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Triumph Hospital Northwest and Triumph Hospital Southwest (Healthcare Related Facility)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	3,047,000
Initial Cost to Company, Buildings Improvements and Fixtures	28,550,000
Cost Capitalized Subsequent to Acquisition	238,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,047,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	28,788,000
Gross Amount at Which Carried at Close of Period, Total	31,835,000	[2]
Accumulated Depreciation	(6,443,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Gwinnett Professional Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	5,200,000
Initial Cost to Company, Land	1,290,000
Initial Cost to Company, Buildings Improvements and Fixtures	7,246,000
Cost Capitalized Subsequent to Acquisition	1,090,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,290,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	8,336,000
Gross Amount at Which Carried at Close of Period, Total	9,626,000	[2]
Accumulated Depreciation	(1,610,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
1 and 4 Market Exchange (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	10,093,000
Initial Cost to Company, Land	2,326,000
Initial Cost to Company, Buildings Improvements and Fixtures	17,208,000
Cost Capitalized Subsequent to Acquisition	1,165,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,326,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	18,373,000
Gross Amount at Which Carried at Close of Period, Total	20,699,000	[2]
Accumulated Depreciation	(2,664,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Kokomo Medical Office Park (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	8,147,000
Initial Cost to Company, Land	1,779,000
Initial Cost to Company, Buildings Improvements and Fixtures	9,613,000
Cost Capitalized Subsequent to Acquisition	358,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,779,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	9,971,000
Gross Amount at Which Carried at Close of Period, Total	11,750,000	[2]
Accumulated Depreciation	(2,096,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
St. Mary Physicians Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,815,000
Initial Cost to Company, Buildings Improvements and Fixtures	10,242,000
Cost Capitalized Subsequent to Acquisition	212,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,815,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	10,454,000
Gross Amount at Which Carried at Close of Period, Total	12,269,000	[2]
Accumulated Depreciation	(1,512,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
2750 Monroe Boulevard (Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,323,000
Initial Cost to Company, Buildings Improvements and Fixtures	22,631,000
Cost Capitalized Subsequent to Acquisition	5,423,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,323,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	28,054,000
Gross Amount at Which Carried at Close of Period, Total	30,377,000	[2]
Accumulated Depreciation	(4,228,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
East Florida Senior Care Portfolio (Healthcare Related Facility)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	10,078,000
Initial Cost to Company, Buildings Improvements and Fixtures	34,870,000
Cost Capitalized Subsequent to Acquisition	1,000	[1]
Gross Amount at Which Carried at Close of Period, Land	10,078,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	34,871,000
Gross Amount at Which Carried at Close of Period, Total	44,949,000	[2]
Accumulated Depreciation	(8,449,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Northmeadow Medical Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,245,000
Initial Cost to Company, Buildings Improvements and Fixtures	9,109,000
Cost Capitalized Subsequent to Acquisition	148,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,245,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	9,257,000
Gross Amount at Which Carried at Close of Period, Total	10,502,000	[2]
Accumulated Depreciation	(1,817,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Tucson Medical Office Portfolio (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,309,000
Initial Cost to Company, Buildings Improvements and Fixtures	17,574,000
Cost Capitalized Subsequent to Acquisition	686,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,309,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	18,260,000
Gross Amount at Which Carried at Close of Period, Total	19,569,000	[2]
Accumulated Depreciation	(3,350,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Lima Medical Office Portfolio (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	701,000
Initial Cost to Company, Buildings Improvements and Fixtures	19,052,000
Cost Capitalized Subsequent to Acquisition	780,000	[1]
Gross Amount at Which Carried at Close of Period, Land	701,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	19,832,000
Gross Amount at Which Carried at Close of Period, Total	20,533,000	[2]
Accumulated Depreciation	(3,654,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Highlands Ranch Park Plaza (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	8,114,000
Initial Cost to Company, Land	2,240,000
Initial Cost to Company, Buildings Improvements and Fixtures	10,426,000
Cost Capitalized Subsequent to Acquisition	1,370,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,240,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	11,796,000
Gross Amount at Which Carried at Close of Period, Total	14,036,000	[2]
Accumulated Depreciation	(2,325,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Park Place Office Park (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,987,000
Initial Cost to Company, Buildings Improvements and Fixtures	11,341,000
Cost Capitalized Subsequent to Acquisition	1,182,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,987,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,523,000
Gross Amount at Which Carried at Close of Period, Total	14,510,000	[2]
Accumulated Depreciation	(2,710,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Chesterfield Rehabilitation Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	4,212,000
Initial Cost to Company, Buildings Improvements and Fixtures	27,901,000
Cost Capitalized Subsequent to Acquisition	770,000	[1]
Gross Amount at Which Carried at Close of Period, Land	4,313,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	28,570,000
Gross Amount at Which Carried at Close of Period, Total	32,883,000	[2]
Accumulated Depreciation	(4,112,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Medical Portfolio 1 (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	21,439,000
Initial Cost to Company, Land	4,206,000
Initial Cost to Company, Buildings Improvements and Fixtures	28,373,000
Cost Capitalized Subsequent to Acquisition	2,244,000	[1]
Gross Amount at Which Carried at Close of Period, Land	4,206,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	30,617,000
Gross Amount at Which Carried at Close of Period, Total	34,823,000	[2]
Accumulated Depreciation	(5,493,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Fort Road Medical Building (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,571,000
Initial Cost to Company, Buildings Improvements and Fixtures	5,786,000
Cost Capitalized Subsequent to Acquisition	421,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,571,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	6,207,000
Gross Amount at Which Carried at Close of Period, Total	7,778,000	[2]
Accumulated Depreciation	(1,004,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Liberty Falls Medical Plaza (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	842,000
Initial Cost to Company, Buildings Improvements and Fixtures	5,640,000
Cost Capitalized Subsequent to Acquisition	624,000	[1]
Gross Amount at Which Carried at Close of Period, Land	842,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	6,264,000
Gross Amount at Which Carried at Close of Period, Total	7,106,000	[2]
Accumulated Depreciation	(1,258,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Cypress Station Medical Office Building (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,345,000
Initial Cost to Company, Buildings Improvements and Fixtures	8,312,000
Cost Capitalized Subsequent to Acquisition	634,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,345,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	8,946,000
Gross Amount at Which Carried at Close of Period, Total	10,291,000	[2]
Accumulated Depreciation	(1,559,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Vista Professional Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,082,000
Initial Cost to Company, Buildings Improvements and Fixtures	3,588,000
Cost Capitalized Subsequent to Acquisition	96,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,082,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	3,684,000
Gross Amount at Which Carried at Close of Period, Total	4,766,000	[2]
Accumulated Depreciation	(772,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Senior Care Portfolio 1 (Healthcare Related Facility)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	4,871,000
Initial Cost to Company, Buildings Improvements and Fixtures	30,002,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	4,871,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	30,002,000
Gross Amount at Which Carried at Close of Period, Total	34,873,000	[2]
Accumulated Depreciation	(4,419,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Amarillo Hospital (Healthcare Related Facility)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,110,000
Initial Cost to Company, Buildings Improvements and Fixtures	17,688,000
Cost Capitalized Subsequent to Acquisition	5,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,110,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	17,693,000
Gross Amount at Which Carried at Close of Period, Total	18,803,000	[2]
Accumulated Depreciation	(2,322,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
5995 Plaza Drive (Office)
Real Estate and Accumulated Depreciation
Encumbrances	14,644,000
Initial Cost to Company, Land	5,109,000
Initial Cost to Company, Buildings Improvements and Fixtures	17,961,000
Cost Capitalized Subsequent to Acquisition	342,000	[1]
Gross Amount at Which Carried at Close of Period, Land	5,109,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	18,303,000
Gross Amount at Which Carried at Close of Period, Total	23,412,000	[2]
Accumulated Depreciation	(3,022,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Nutfield Professional Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	9,169,000
Initial Cost to Company, Land	1,075,000
Initial Cost to Company, Buildings Improvements and Fixtures	10,320,000
Cost Capitalized Subsequent to Acquisition	420,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,075,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	10,740,000
Gross Amount at Which Carried at Close of Period, Total	11,815,000	[2]
Accumulated Depreciation	(1,389,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
SouthCrest Medical Plaza (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	10,917,000
Initial Cost to Company, Land	4,259,000
Initial Cost to Company, Buildings Improvements and Fixtures	14,636,000
Cost Capitalized Subsequent to Acquisition	261,000	[1]
Gross Amount at Which Carried at Close of Period, Land	4,259,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	14,897,000
Gross Amount at Which Carried at Close of Period, Total	19,156,000	[2]
Accumulated Depreciation	(2,918,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Medical Portfolio 3 (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	9,355,000
Initial Cost to Company, Buildings Improvements and Fixtures	70,259,000
Cost Capitalized Subsequent to Acquisition	8,947,000	[1]
Gross Amount at Which Carried at Close of Period, Land	9,355,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	79,206,000
Gross Amount at Which Carried at Close of Period, Total	88,561,000	[2]
Accumulated Depreciation	(15,646,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Academy Medical Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	3,166,000
Initial Cost to Company, Land	1,193,000
Initial Cost to Company, Buildings Improvements and Fixtures	6,106,000
Cost Capitalized Subsequent to Acquisition	1,154,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,193,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,260,000
Gross Amount at Which Carried at Close of Period, Total	8,453,000	[2]
Accumulated Depreciation	(1,384,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Decatur Medical Plaza (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	3,166,000
Initial Cost to Company, Buildings Improvements and Fixtures	6,862,000
Cost Capitalized Subsequent to Acquisition	348,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,166,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,210,000
Gross Amount at Which Carried at Close of Period, Total	10,376,000	[2]
Accumulated Depreciation	(1,142,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Medical Portfolio 2 (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	24,609,000
Initial Cost to Company, Land	5,360,000
Initial Cost to Company, Buildings Improvements and Fixtures	33,506,000
Cost Capitalized Subsequent to Acquisition	787,000	[1]
Gross Amount at Which Carried at Close of Period, Land	5,360,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	34,293,000
Gross Amount at Which Carried at Close of Period, Total	39,653,000	[2]
Accumulated Depreciation	(5,768,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Renaissance Medical Centre (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	18,989,000
Initial Cost to Company, Land	3,701,000
Initial Cost to Company, Buildings Improvements and Fixtures	24,442,000
Cost Capitalized Subsequent to Acquisition	173,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,701,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	24,615,000
Gross Amount at Which Carried at Close of Period, Total	28,316,000	[2]
Accumulated Depreciation	(2,988,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Oklahoma City Medical Portfolio (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	25,976,000
Cost Capitalized Subsequent to Acquisition	1,945,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	27,921,000
Gross Amount at Which Carried at Close of Period, Total	27,921,000	[2]
Accumulated Depreciation	(3,950,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Medical Portfolio 4 (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	7,508,000
Initial Cost to Company, Land	2,632,000
Initial Cost to Company, Buildings Improvements and Fixtures	38,652,000
Cost Capitalized Subsequent to Acquisition	2,274,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,632,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	40,926,000
Gross Amount at Which Carried at Close of Period, Total	43,558,000	[2]
Accumulated Depreciation	(6,063,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Mountain Empire Portfolio (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	804,000
Initial Cost to Company, Buildings Improvements and Fixtures	20,149,000
Cost Capitalized Subsequent to Acquisition	1,004,000	[1]
Gross Amount at Which Carried at Close of Period, Land	804,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	21,153,000
Gross Amount at Which Carried at Close of Period, Total	21,957,000	[2]
Accumulated Depreciation	(4,286,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Mountain Plains — TX (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,248,000
Initial Cost to Company, Buildings Improvements and Fixtures	34,857,000
Cost Capitalized Subsequent to Acquisition	141,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,248,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	34,998,000
Gross Amount at Which Carried at Close of Period, Total	36,246,000	[2]
Accumulated Depreciation	(4,695,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Marietta Health Park (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	7,200,000
Initial Cost to Company, Land	1,276,000
Initial Cost to Company, Buildings Improvements and Fixtures	12,197,000
Cost Capitalized Subsequent to Acquisition	415,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,276,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,612,000
Gross Amount at Which Carried at Close of Period, Total	13,888,000	[2]
Accumulated Depreciation	(2,000,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Wisconsin Medical Portfolio 1
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,980,000
Initial Cost to Company, Buildings Improvements and Fixtures	26,032,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	1,980,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	26,032,000
Gross Amount at Which Carried at Close of Period, Total	28,012,000	[2]
Accumulated Depreciation	(4,533,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Wisconsin Medical Portfolio 2
Real Estate and Accumulated Depreciation
Encumbrances	9,704,000
Initial Cost to Company, Land	1,574,000
Initial Cost to Company, Buildings Improvements and Fixtures	31,655,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	1,574,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	31,655,000
Gross Amount at Which Carried at Close of Period, Total	33,229,000	[2]
Accumulated Depreciation	(4,542,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Greenville Hospital Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	69,370,000
Initial Cost to Company, Land	3,952,000
Initial Cost to Company, Buildings Improvements and Fixtures	135,776,000
Cost Capitalized Subsequent to Acquisition	1,642,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,949,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	137,421,000
Gross Amount at Which Carried at Close of Period, Total	141,370,000	[2]
Accumulated Depreciation	(13,182,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Mary Black Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	12,523,000
Cost Capitalized Subsequent to Acquisition	(3,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,520,000
Gross Amount at Which Carried at Close of Period, Total	12,520,000	[2]
Accumulated Depreciation	(1,433,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Hampden Place Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	3,032,000
Initial Cost to Company, Buildings Improvements and Fixtures	12,553,000
Cost Capitalized Subsequent to Acquisition	(78,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	3,032,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,475,000
Gross Amount at Which Carried at Close of Period, Total	15,507,000	[2]
Accumulated Depreciation	(1,380,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Dallas LTAC Hospital
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,301,000
Initial Cost to Company, Buildings Improvements and Fixtures	20,627,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	2,301,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	20,627,000
Gross Amount at Which Carried at Close of Period, Total	22,928,000	[2]
Accumulated Depreciation	(1,805,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Smyth Professional Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	7,760,000
Cost Capitalized Subsequent to Acquisition	31,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,791,000
Gross Amount at Which Carried at Close of Period, Total	7,791,000	[2]
Accumulated Depreciation	(926,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Atlee Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	17,267,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	17,267,000
Gross Amount at Which Carried at Close of Period, Total	17,267,000	[2]
Accumulated Depreciation	(1,765,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Denton Medical Rehabilitation Hospital
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,000,000
Initial Cost to Company, Buildings Improvements and Fixtures	11,704,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	2,000,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	11,704,000
Gross Amount at Which Carried at Close of Period, Total	13,704,000	[2]
Accumulated Depreciation	(1,207,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Banner Sun City Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	744,000
Initial Cost to Company, Buildings Improvements and Fixtures	70,035,000
Cost Capitalized Subsequent to Acquisition	2,841,000	[1]
Gross Amount at Which Carried at Close of Period, Land	744,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	72,876,000
Gross Amount at Which Carried at Close of Period, Total	73,620,000	[2]
Accumulated Depreciation	(10,729,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Camp Creek
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,022,000
Initial Cost to Company, Buildings Improvements and Fixtures	12,965,000
Cost Capitalized Subsequent to Acquisition	(195,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	2,022,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,770,000
Gross Amount at Which Carried at Close of Period, Total	14,792,000	[2]
Accumulated Depreciation	(1,701,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
King Street
Real Estate and Accumulated Depreciation
Encumbrances	5,927,000
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	7,232,000
Cost Capitalized Subsequent to Acquisition	(70,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,162,000
Gross Amount at Which Carried at Close of Period, Total	7,162,000	[2]
Accumulated Depreciation	(631,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Deaconess Evansville Clinic Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	20,519,000
Initial Cost to Company, Land	2,109,000
Initial Cost to Company, Buildings Improvements and Fixtures	36,180,000
Cost Capitalized Subsequent to Acquisition	46,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,109,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	36,226,000
Gross Amount at Which Carried at Close of Period, Total	38,335,000	[2]
Accumulated Depreciation	(3,566,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Sugar Land II Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	9,648,000
Cost Capitalized Subsequent to Acquisition	85,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	9,733,000
Gross Amount at Which Carried at Close of Period, Total	9,733,000	[2]
Accumulated Depreciation	(1,182,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
East Cooper Medical Center
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,073,000
Initial Cost to Company, Buildings Improvements and Fixtures	5,939,000
Cost Capitalized Subsequent to Acquisition	110,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,073,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	6,049,000
Gross Amount at Which Carried at Close of Period, Total	8,122,000	[2]
Accumulated Depreciation	(743,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Pearland Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,602,000
Initial Cost to Company, Buildings Improvements and Fixtures	7,017,000
Cost Capitalized Subsequent to Acquisition	69,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,602,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,086,000
Gross Amount at Which Carried at Close of Period, Total	8,688,000	[2]
Accumulated Depreciation	(925,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Hilton Head Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,333,000
Initial Cost to Company, Buildings Improvements and Fixtures	7,463,000
Cost Capitalized Subsequent to Acquisition	(1,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	1,333,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,462,000
Gross Amount at Which Carried at Close of Period, Total	8,795,000	[2]
Accumulated Depreciation	(704,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
NIH @ Triad Technology Center
Real Estate and Accumulated Depreciation
Encumbrances	11,630,000
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	26,548,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	26,548,000
Gross Amount at Which Carried at Close of Period, Total	26,548,000	[2]
Accumulated Depreciation	(2,005,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Federal North Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,489,000
Initial Cost to Company, Buildings Improvements and Fixtures	30,268,000
Cost Capitalized Subsequent to Acquisition	54,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,489,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	30,322,000
Gross Amount at Which Carried at Close of Period, Total	32,811,000	[2]
Accumulated Depreciation	(2,373,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Balfour Concord Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	452,000
Initial Cost to Company, Buildings Improvements and Fixtures	11,384,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	452,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	11,384,000
Gross Amount at Which Carried at Close of Period, Total	11,836,000	[2]
Accumulated Depreciation	(990,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Cannon Park Place
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	425,000
Initial Cost to Company, Buildings Improvements and Fixtures	8,651,000
Cost Capitalized Subsequent to Acquisition	12,000	[1]
Gross Amount at Which Carried at Close of Period, Land	425,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	8,663,000
Gross Amount at Which Carried at Close of Period, Total	9,088,000	[2]
Accumulated Depreciation	(630,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
7900 Fannin
Real Estate and Accumulated Depreciation
Encumbrances	22,152,000
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	34,764,000
Cost Capitalized Subsequent to Acquisition	100,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	34,864,000
Gross Amount at Which Carried at Close of Period, Total	34,864,000	[2]
Accumulated Depreciation	(2,545,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Overlook at Eagle’s Landing
Real Estate and Accumulated Depreciation
Encumbrances	5,237,000
Initial Cost to Company, Land	638,000
Initial Cost to Company, Buildings Improvements and Fixtures	6,685,000
Cost Capitalized Subsequent to Acquisition	34,000	[1]
Gross Amount at Which Carried at Close of Period, Land	638,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	6,719,000
Gross Amount at Which Carried at Close of Period, Total	7,357,000	[2]
Accumulated Depreciation	(607,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Sierra Vista Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	11,900,000
Cost Capitalized Subsequent to Acquisition	1,468,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	13,368,000
Gross Amount at Which Carried at Close of Period, Total	13,368,000	[2]
Accumulated Depreciation	(1,036,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Orlando Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	14,226,000
Cost Capitalized Subsequent to Acquisition	520,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	14,746,000
Gross Amount at Which Carried at Close of Period, Total	14,746,000	[2]
Accumulated Depreciation	(1,188,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Santa Fe Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	3,421,000
Initial Cost to Company, Land	1,539,000
Initial Cost to Company, Buildings Improvements and Fixtures	11,716,000
Cost Capitalized Subsequent to Acquisition	29,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,539,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	11,745,000
Gross Amount at Which Carried at Close of Period, Total	13,284,000	[2]
Accumulated Depreciation	(928,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Rendina Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	18,280,000
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	68,488,000
Cost Capitalized Subsequent to Acquisition	1,610,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	70,098,000
Gross Amount at Which Carried at Close of Period, Total	70,098,000	[2]
Accumulated Depreciation	(4,850,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Allegheny HQ Building
Real Estate and Accumulated Depreciation
Encumbrances	25,694,000
Initial Cost to Company, Land	1,514,000
Initial Cost to Company, Buildings Improvements and Fixtures	32,368,000
Cost Capitalized Subsequent to Acquisition	356,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,514,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	32,724,000
Gross Amount at Which Carried at Close of Period, Total	34,238,000	[2]
Accumulated Depreciation	(2,157,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Raleigh Medical Center
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,281,000
Initial Cost to Company, Buildings Improvements and Fixtures	12,530,000
Cost Capitalized Subsequent to Acquisition	820,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,281,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	13,350,000
Gross Amount at Which Carried at Close of Period, Total	14,631,000	[2]
Accumulated Depreciation	(1,064,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Columbia Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	70,732,000
Initial Cost to Company, Land	9,567,000
Initial Cost to Company, Buildings Improvements and Fixtures	160,696,000
Cost Capitalized Subsequent to Acquisition	764,000	[1]
Gross Amount at Which Carried at Close of Period, Land	9,567,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	161,460,000
Gross Amount at Which Carried at Close of Period, Total	171,027,000	[2]
Accumulated Depreciation	(10,720,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Florida Orthopedic ASC
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	752,000
Initial Cost to Company, Buildings Improvements and Fixtures	4,211,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	752,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	4,211,000
Gross Amount at Which Carried at Close of Period, Total	4,963,000	[2]
Accumulated Depreciation	(322,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Select Medical LTACH
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	12,719,000
Initial Cost to Company, Buildings Improvements and Fixtures	76,186,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	12,719,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	76,186,000
Gross Amount at Which Carried at Close of Period, Total	88,905,000	[2]
Accumulated Depreciation	(4,764,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Phoenix MOB Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	26,497,000
Initial Cost to Company, Land	1,058,000
Initial Cost to Company, Buildings Improvements and Fixtures	31,865,000
Cost Capitalized Subsequent to Acquisition	1,196,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,058,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	33,061,000
Gross Amount at Which Carried at Close of Period, Total	34,119,000	[2]
Accumulated Depreciation	(2,585,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Medical Park of Cary
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,931,000
Initial Cost to Company, Buildings Improvements and Fixtures	19,855,000
Cost Capitalized Subsequent to Acquisition	373,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,931,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	20,228,000
Gross Amount at Which Carried at Close of Period, Total	23,159,000	[2]
Accumulated Depreciation	(1,641,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Holston Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	492,000
Initial Cost to Company, Buildings Improvements and Fixtures	16,374,000
Cost Capitalized Subsequent to Acquisition	81,000	[1]
Gross Amount at Which Carried at Close of Period, Land	492,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	16,455,000
Gross Amount at Which Carried at Close of Period, Total	16,947,000	[2]
Accumulated Depreciation	(1,215,000)	[3]
Life on Which Depreciation in Income Statement is Computed	38 years	[4]
Desert Ridge Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	27,738,000
Cost Capitalized Subsequent to Acquisition	120,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	27,858,000
Gross Amount at Which Carried at Close of Period, Total	27,858,000	[2]
Accumulated Depreciation	(1,159,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
St. John Providence Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	42,371,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	42,371,000
Gross Amount at Which Carried at Close of Period, Total	42,371,000	[2]
Accumulated Depreciation	(1,642,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Camp Creek III
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	939,000
Initial Cost to Company, Buildings Improvements and Fixtures	6,723,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	939,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	6,723,000
Gross Amount at Which Carried at Close of Period, Total	7,662,000	[2]
Accumulated Depreciation	(233,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Penn Avenue
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,774,000
Initial Cost to Company, Buildings Improvements and Fixtures	38,921,000
Cost Capitalized Subsequent to Acquisition	34,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,774,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	38,955,000
Gross Amount at Which Carried at Close of Period, Total	40,729,000	[2]
Accumulated Depreciation	(1,158,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Steward Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	88,208,000
Cost Capitalized Subsequent to Acquisition	359,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,106,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	86,461,000
Gross Amount at Which Carried at Close of Period, Total	88,567,000	[2]
Accumulated Depreciation	(2,292,000)	[3]
Life on Which Depreciation in Income Statement is Computed	31 years	[4]
Rush LLC
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,096,000
Initial Cost to Company, Buildings Improvements and Fixtures	38,550,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	1,096,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	38,550,000
Gross Amount at Which Carried at Close of Period, Total	39,646,000	[2]
Accumulated Depreciation	(551,000)	[3]
Life on Which Depreciation in Income Statement is Computed	38 years	[4]
Forest Park Pavilion
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	9,670,000
Initial Cost to Company, Buildings Improvements and Fixtures	11,152,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	9,670,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	11,152,000
Gross Amount at Which Carried at Close of Period, Total	20,822,000	[2]
Accumulated Depreciation	$ 0	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]

[1]	The cost capitalized subsequent to acquisition is net of dispositions.
[2]	The changes in total real estate for the years ended December 31, 2012, 2011 and 2010 are as follows (in thousands): Year Ended December 31, 2012 2011 2010Balance as of the beginning of the year$1,971,254 $1,902,586 $1,206,478Acquisitions239,403 55,017 683,055Additions18,761 19,157 13,358Dispositions(1,654) (5,506) (305)Balance as of the end of the year$2,227,764 $1,971,254 $1,902,586
[3]	The changes in accumulated depreciation for the years ended December 31, 2012, 2011 and 2010 are as follows (in thousands): Year Ended December 31, 2012 2011 2010Balance as of the beginning of the year$164,783 $105,123 $56,689Additions72,028 65,158 48,737Dispositions(1,654) (5,498) (303)Balance as of the end of the year$235,157 $164,783 $105,123
[4]	Tenant improvements are depreciated over the shorter of the lease term or useful life, ranging from one month to 240 months, respectively. Furniture, fixtures and equipment are depreciated over five years.